UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        601 Technology Drive, Suite 310
                Canonsburg, PA  15317

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Canonsburg, Pennsylvania        May 14, 2008

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         58

Form 13F Information Table Value Total:         $913,407,757

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

180 Connect Inc.             Com    682343108     1,123,964    977,360  Sole           977,360         0
Acergy S.A.                  Com    00443E104     5,915,594    277,077  Sole                 0   277,077
Acusphere Inc.               Com    00511R870       721,480  1,658,562  Sole         1,658,562         0
American Axle & Mfg. Holding Com    024061103     7,284,262    355,330  Sole                 0   355,330
American Express Company     Com    025816109     4,921,123    112,560  Sole                 0   112,560
American International Group Com    026874107    38,823,480    897,653  Sole           681,700   215,953
Armstrong World Industries I Com    04247X102    49,344,632  1,383,753  Sole         1,070,800   312,953
Bank of New York Mellon Corp Com    064058100     8,387,563    200,996  Sole                 0   200,996
Barrick Gold Corp.           Com    067901108    41,013,759    943,930  Sole           739,300   204,630
Calamp Corp.                 Com    128126109     4,954,208  1,821,400  Sole         1,821,400         0
Capital One Financial        Com    14040H105    35,878,674    728,945  Sole           558,900   170,045
Charming Shoppes Inc         Com    161133103    19,922,132  4,124,665  Sole         2,457,500 1,667,165
Cisco Systems                Com    17275R102    41,560,574  1,725,221  Sole         1,211,200   514,021
Cooper Tire & Rubber         Com    216831107    32,223,960  2,152,569  Sole         1,496,300   656,269
Direct TV Group              Com    25459L106    69,581,095  2,806,821  Sole         2,268,425   538,396
Ditech Networks Inc.         Com    25500T108     2,200,590    748,500  Sole           748,500         0
Dress Barn Inc.              Com    261570105    12,115,981    936,320  Sole           537,900   398,420
East West Bancorp Inc.       Com    27579R104    23,908,576  1,346,962  Sole         1,026,500   320,462
Ebay Inc.                    Com    278642103    35,658,203  1,194,980  Sole           899,900   295,080
Exxon Mobil Corp.            Com    30231G102       323,173      3,821  Sole                 0     3,821
FiberTower Corp.             Com    31567R100     6,930,799  3,937,954  Sole         3,179,718   758,236
First Marblehead Corp.       Com    320771108    20,934,737  2,806,265  Sole         2,292,900   513,365
Gannett Co. Inc              Com    364730101    13,274,397    456,950  Sole           262,500   194,450
General Electric             Com    369604103    24,650,873    666,060  Sole           311,300   354,760
Helix Energy Solutions       Com    42330P107    23,680,944    751,776  Sole           428,400   323,376
Home Depot                   Com    437076102     6,805,101    243,300  Sole           243,300         0
Hudson Highland Group Inc.   Com    443792106     9,481,191  1,119,385  Sole           678,095   441,290
Imation Corp.                Com    45245A107    21,868,831    961,690  Sole           530,500   431,190
Legg Mason Inc.              Com    524901105    24,525,678    438,115  Sole           354,000    84,115
Lowes Companies Inc.         Com    548661107     7,452,174    324,855  Sole           129,400   195,455
Magellan Health Services - N Com    559079207    31,174,033    785,438  Sole           521,900   263,538
Maxim Integrated Products In Com    57772K101    38,277,941  1,877,290  Sole         1,485,200   392,090
Microsoft Corp.              Com    594918104     6,269,851    220,925  Sole                 0   220,925
Motorola                     Com    620076109     2,282,601    245,441  Sole                 0   245,441
Municipal Mtg & Eqty         Com    62624B101     1,486,161    288,575  Sole                 0   288,575
NCR Corp.                    Com    62886E108     5,744,233    251,609  Sole                 0   251,609
Nokia Corp.                  Com    654902204     5,104,418    160,365  Sole                 0   160,365
Noven Pharmaceutical Inc.    Com    670009109     7,142,692    795,400  Sole           622,850   172,550
Peak International Ltd.      Com    G69586108     1,882,969    980,713  Sole                 0   980,713
Performance Technologies Inc Com    71376K102     6,218,010  1,357,644  Sole         1,357,644         0
Pfizer Inc.                  Com    717081103     6,443,426    307,856  Sole                 0   307,856
Plato Learning Inc.          Com    72764Y100     7,861,630  2,683,150  Sole         1,815,800   867,350
Quantum Corporation          Com    747906204     3,581,129  1,673,425  Sole                 0 1,673,425
Radyne Corp.                 Com    750611402     5,184,420    608,500  Sole           566,200    42,300
Sanofi Aventis               Com    80105N105    21,378,092    569,475  Sole           328,700   240,775
Schering Plough Corp         Com    806605101     5,245,024    363,985  Sole                 0   363,985
Spartech Corp.               Com    847220209     5,796,024    685,920  Sole           397,250   288,670
Spectrum Control             Com    847615101       913,469    107,975  Sole                 0   107,975
Sprint Nextel                Com    852061100    62,387,792  9,325,529  Sole         8,215,000 1,110,529
Teradata Corp.               Com    88076W103     4,971,199    225,349  Sole                 0   225,349
Time Warner Inc.             Com    887317105    34,173,960  2,437,515  Sole         1,668,900   768,615
Tollgrade Communications     Com    889542106       302,966     57,818  Sole                 0    57,818
Tyco Electronics Ltd.        Com    G9144P105     3,333,948     97,143  Sole                 0    97,143
Tyco International Ltd.      Com    G9143X208     4,668,947    105,992  Sole                 0   105,992
Wal-Mart Stores              Com    931142103    11,643,470    221,023  Sole                 0   221,023
Wilsons The Leather Experts  Com    972463103     1,983,487 13,236,945  Sole        12,138,140 1,067,105
Winn-Dixie Stores            Com    974280307    25,775,544  1,435,164  Sole         1,031,700   403,464
WSFS Financial               Com    929328102     6,712,573    129,712  Sole                 0   129,712

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